Income Taxes (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Jan. 25, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Income tax expense, interest	$ (4,663,000)	$ (54,765,000)	$ (51,691,000)	$ (60,829,000)
Uncertain tax benefits, accrued interest and penalties		1,200,000	500,000
Income Taxes (Additional Textual) [Abstract]
Dividend paid by Spanish subsidiary		5,200,000	5,300,000
Deferred income tax recorded for unremitted earnings		0
Total income tax expense		500,000	2,400,000
Total deferred income taxes		1,700,000	3,200,000
Undistributed earnings of other foreign subsidiaries		27,400,000
Total declined unrecognized tax benefits		400,000
Additional taxes recorded for prior years		2,500,000
UCI Holdings Limited [Member]
Income Taxes (Textual) [Abstract]
Unrecognized tax benefits		1,900,000
Penalties related to unrecognized tax benefits		0
Income tax expense, interest		300,000	400,000
Uncertain tax benefits, penalties		0
Foreign Country [Member]
Income Taxes (Textual) [Abstract]
Foreign net operating loss carryforwards with no expiration date		14,600,000
Deferred tax assets related to loss carryforwards and tax credits		5,600,000
Foreign Country [Member] | Expiration Period One [Member]
Income Taxes (Textual) [Abstract]
Foreign net operating loss carryforwards with no expiration date		4,400,000
Expiration period of foreign tax credit carryforwards		expire between 2018 and 2021
Foreign Country [Member] | Expiration Period Two [Member]
Income Taxes (Textual) [Abstract]
Foreign net operating loss carryforwards with no expiration date		300,000
Expiration period of foreign tax credit carryforwards		expire in 2023 and 2024
State and Local Jurisdiction [Member]
Income Taxes (Textual) [Abstract]
Foreign net operating loss carryforwards with no expiration date		35,100,000
Deferred tax assets related to loss carryforwards and tax credits		$ 1,100,000